DISPOSITIONS (Details) - USD ($)					3 Months Ended		6 Months Ended
	Jan. 16, 2025	Jun. 11, 2024	Mar. 31, 2024	Feb. 29, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on dispositions, net					$ 6,000,000	$ 84,000,000	$ 220,000,000	$ 99,000,000
Canadian aggregates production operation
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration paid (received)		$ 140,000,000
Gain (loss) on dispositions, net		$ 84,000,000
Real estate service operations
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on dispositions, net			$ 15,000,000
Real estate service operations | Bottom of range
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary			28.00%
Real estate service operations | Top of range
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary			42.00%
Offshore Oil Services
Disclosure of analysis of single amount of discontinued operations [line items]
Gain (loss) on dispositions, net				$ 0
Disposal group, disposed of by sale, not discontinued operations | Infrastructure services
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration paid (received)	$ 484,000,000
Gain (loss) on dispositions, net	$ 214,000,000